UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Intermediate Bond Fund
Class A [WATAX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Western Asset Intermediate Bond Fund returned 2.26%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government Credit Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product exposure, mainly due to non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS), as structured product spreads generally tightened
↑	Overweight position in emerging markets (EM) as U.S. dollar-denomianted EM bond spreads tightened
↑	Overweight postion in investment-grade (IG) credit as spreads tightened

Top detractors from performance:
↓	Duration overweight as yields rose during the reporting period
↓	Underweight postion in agency debentures as spreads slightly tightened
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options and swaps to manage its duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps on IG indices used to manage credit exposures also provided a positive impact on performance.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7818-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	2.26	0.09	1.23
Class A (with sales charge)	-1.53	-0.78	0.79
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg Intermediate U.S. Government Credit Index	2.67	0.76	1.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022,  reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$689,115,507
Total Number of Portfolio Holdings*	991
Total Management Fee Paid	$2,810,785
Portfolio Turnover Rate	53%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7818-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7818-ATSR-0724

Western Asset Intermediate Bond Fund
Class C [WATCX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$155	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of Western Asset Intermediate Bond Fund returned 1.46%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government Credit Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product exposure, mainly due to non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS), as structured product spreads generally tightened
↑	Overweight position in emerging markets (EM) as U.S. dollar-denomianted EM bond spreads tightened
↑	Overweight postion in investment-grade (IG) credit as spreads tightened

Top detractors from performance:
↓	Duration overweight as yields rose during the reporting period
↓	Underweight postion in agency debentures as spreads slightly tightened
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options and swaps to manage its duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps on IG indices used to manage credit exposures also provided a positive impact on performance.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7817-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	1.46	-0.66	0.50
Class C (with sales charge)	0.47	-0.66	0.50
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg Intermediate U.S. Government Credit Index	2.67	0.76	1.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$689,115,507
Total Number of Portfolio Holdings*	991
Total Management Fee Paid	$2,810,785
Portfolio Turnover Rate	53%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7817-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7817-ATSR-0724

Western Asset Intermediate Bond Fund
Class I [WATIX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$57	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class I shares of Western Asset Intermediate Bond Fund returned 2.56%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government Credit Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product exposure, mainly due to non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS), as structured product spreads generally tightened
↑	Overweight position in emerging markets (EM) as U.S. dollar-denomianted EM bond spreads tightened
↑	Overweight postion in investment-grade (IG) credit as spreads tightened

Top detractors from performance:
↓	Duration overweight as yields rose during the reporting period
↓	Underweight postion in agency debentures as spreads slightly tightened
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options and swaps to manage its duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps on IG indices used to manage credit exposures also provided a positive impact on performance.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7224-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.56	0.35	1.56
Class I (with sales charge)	2.56	0.35	1.56
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg Intermediate U.S. Government Credit Index	2.67	0.76	1.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$689,115,507
Total Number of Portfolio Holdings*	991
Total Management Fee Paid	$2,810,785
Portfolio Turnover Rate	53%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7224-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7224-ATSR-0724

Western Asset Intermediate Bond Fund
Class IS [WABSX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$45	0.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class IS shares of Western Asset Intermediate Bond Fund returned 2.67%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government Credit Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product exposure, mainly due to non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS), as structured product spreads generally tightened
↑	Overweight position in emerging markets (EM) as U.S. dollar-denomianted EM bond spreads tightened
↑	Overweight postion in investment-grade (IG) credit as spreads tightened

Top detractors from performance:
↓	Duration overweight as yields rose during the reporting period
↓	Underweight postion in agency debentures as spreads slightly tightened
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options and swaps to manage its duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps on IG indices used to manage credit exposures also provided a positive impact on performance.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7277-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class IS (without sales charge)	2.67	0.46	1.66
Class IS (with sales charge)	2.67	0.46	1.66
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg Intermediate U.S. Government Credit Index	2.67	0.76	1.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$689,115,507
Total Number of Portfolio Holdings*	991
Total Management Fee Paid	$2,810,785
Portfolio Turnover Rate	53%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7277-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7277-ATSR-0724

Western Asset Intermediate Bond Fund
Class R [WATRX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R shares of Western Asset Intermediate Bond Fund returned 1.85%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government Credit Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product exposure, mainly due to non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS), as structured product spreads generally tightened
↑	Overweight position in emerging markets (EM) as U.S. dollar-denomianted EM bond spreads tightened
↑	Overweight postion in investment-grade (IG) credit as spreads tightened

Top detractors from performance:
↓	Duration overweight as yields rose during the reporting period
↓	Underweight postion in agency debentures as spreads slightly tightened
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options and swaps to manage its duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps on IG indices used to manage credit exposures also provided a positive impact on performance.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7816-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R (without sales charge)	1.85	-0.27	0.94
Class R (with sales charge)	1.85	-0.27	0.94
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg Intermediate U.S. Government Credit Index	2.67	0.76	1.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$689,115,507
Total Number of Portfolio Holdings*	991
Total Management Fee Paid	$2,810,785
Portfolio Turnover Rate	53%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7816-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate Bond Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7816-ATSR-0724

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and have designated Mr. Abeles as the Audit Committee’s financial expert. Mr. Abeles is an “independent” Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2023 and May 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $169,204 in May 31, 2023 and in $169,204 in May 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2023 and $0 in May 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in May 31, 2023 and $30,000 in May 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in May 31, 2023 and $0 in May 31, 2024, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $350,359 in May 31, 2023 and $342,635 in May 31, 2024.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Intermediate Bond Fund
Financial Statements and Other Important Information
Annual  | May 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 33.5%
Communication Services — 2.5%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$566,603
AT&T Inc., Senior Notes	2.300%	6/1/27	400,000	367,808
AT&T Inc., Senior Notes	2.250%	2/1/32	350,000	282,325
AT&T Inc., Senior Notes	2.550%	12/1/33	80,000	63,134
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	738,786
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	283,990
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	905,913
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	132,289
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	530,000	474,945
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	469,132
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	341,113
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	769,697
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	128,000	107,963
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	75,064
Total Diversified Telecommunication Services				5,578,762
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	310,000	310,008
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	860,000	815,693
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	280,000	257,932
Total Entertainment				1,383,633
Interactive Media & Services — 0.0%††
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	194,753
Alphabet Inc., Senior Notes	1.900%	8/15/40	250,000	163,251
Alphabet Inc., Senior Notes	2.050%	8/15/50	150,000	85,286
Total Interactive Media & Services				443,290
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,056,000	1,045,467
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	500,000	439,578
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	125,445
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	1,876,211
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	319,037
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	181,346
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	4.150%	10/15/28	$1,530,000	$1,477,632
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	264,614
Comcast Corp., Senior Notes	4.250%	10/15/30	200,000	190,446
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	160,630
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	40,549
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	205,413
Fox Corp., Senior Notes	6.500%	10/13/33	380,000	397,205
Total Media				6,723,573
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	490,000	480,882
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	90,000	86,328
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	2,350,000	2,184,903
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	290,000	244,641
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	250,000	202,883
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	140,000	137,180
Total Wireless Telecommunication Services				3,336,817

Total Communication Services				17,466,075
Consumer Discretionary — 1.8%
Automobiles — 0.3%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	198,805
General Motors Co., Senior Notes	5.600%	10/15/32	130,000	129,331
Hyundai Capital America, Senior Notes	5.950%	9/21/26	530,000	533,659 (a)
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	950,000	888,780
Total Automobiles				1,750,575
Broadline Retail — 0.5%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	640,000	612,726
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	314,466
Amazon.com Inc., Senior Notes	3.150%	8/22/27	1,640,000	1,554,867
Amazon.com Inc., Senior Notes	3.450%	4/13/29	740,000	699,101
Amazon.com Inc., Senior Notes	1.500%	6/3/30	160,000	132,578
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	158,948
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	145,803
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	49,975
Total Broadline Retail				3,668,464
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	309,419
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	38,731
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,500,000	1,425,471
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	190,000	190,833
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	1.450%	9/1/25	$80,000	$76,239
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	126,837
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	537,848
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	152,694
McDonald’s Corp., Senior Notes	3.800%	4/1/28	300,000	287,316
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	221,125
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	43,621
Total Hotels, Restaurants & Leisure				3,410,134
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.700%	4/1/26	10,000	9,881
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	1,160,000	1,085,740
Home Depot Inc., Senior Notes	2.875%	4/15/27	800,000	756,151
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	38,497
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	163,071
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	23,581
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	460,000	400,171
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	203,171
Total Specialty Retail				2,670,382
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	396,323
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	367,384
Total Textiles, Apparel & Luxury Goods				763,707

Total Consumer Discretionary				12,273,143
Consumer Staples — 1.8%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	220,000	218,573
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,100,000	1,016,244
Coca-Cola Co., Senior Notes	3.375%	3/25/27	590,000	568,719
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	50,000	48,814
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	73,500
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	56,396
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	249,761
Total Beverages				2,232,007
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	749,096
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	141,812
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples Distribution & Retail — continued
Walmart Inc., Senior Notes	1.500%	9/22/28	$140,000	$122,879
Walmart Inc., Senior Notes	2.375%	9/24/29	50,000	44,654
Walmart Inc., Senior Notes	1.800%	9/22/31	110,000	90,073
Total Consumer Staples Distribution & Retail				1,148,514
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	910,000	826,459 (a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	867,508
Total Food Products				1,693,967
Household Products — 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	118,045
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	237,808
Total Household Products				355,853
Personal Care Products — 0.4%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	750,000	714,029
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	390,000	359,989
Kenvue Inc., Senior Notes	5.350%	3/22/26	570,000	571,689
Kenvue Inc., Senior Notes	5.050%	3/22/28	780,000	782,474
Total Personal Care Products				2,428,181
Tobacco — 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	126,160
Altria Group Inc., Senior Notes	6.200%	11/1/28	1,210,000	1,250,532
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	57,891
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,290,000	1,841,452
BAT Capital Corp., Senior Notes	3.557%	8/15/27	303,000	287,143
BAT Capital Corp., Senior Notes	6.000%	2/20/34	420,000	424,644
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	190,000	187,398
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	261,196
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	220,000	216,634
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	150,000	146,992
Total Tobacco				4,800,042

Total Consumer Staples				12,658,564
Energy — 6.3%
Oil, Gas & Consumable Fuels — 6.3%
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	166,605
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	407,580
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,070,000	1,030,065
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	931,262
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	296,994
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	299,913 (a)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Chevron Corp., Senior Notes	1.995%	5/11/27	$260,000	$239,623
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	601,683
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	453,252
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	980,000	999,387 (a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,020,000
Continental Resources Inc., Senior Notes	4.375%	1/15/28	580,000	557,343
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	49,290 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,830,000	1,756,199
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	570,000	542,885
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,366,583
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	354,078
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	122,600
Devon Energy Corp., Senior Notes	5.600%	7/15/41	90,000	84,695
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	77,699
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	343,499
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	550,000	504,731
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	140,218
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,140,000	2,098,147
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	389,520
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	320,535
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,180,000	1,184,772
Energy Transfer LP, Senior Notes	4.950%	6/15/28	70,000	68,890
Energy Transfer LP, Senior Notes	3.750%	5/15/30	760,000	695,456
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	224,657
Energy Transfer LP, Senior Notes	6.250%	4/15/49	90,000	89,696
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,270,000	1,226,931
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	657,957
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	382,358
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	180,000	197,632
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	62,057
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	80,774
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	36,836
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
EOG Resources Inc., Senior Notes	4.150%	1/15/26	$740,000	$727,844
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	203,346
EQT Corp., Senior Notes	3.900%	10/1/27	660,000	629,795
EQT Corp., Senior Notes	7.000%	2/1/30	500,000	528,614
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,613,618
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	25,430
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,035,449 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	563,501 (a)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	404,584
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	220,000	213,412
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	755,906
MPLX LP, Senior Notes	4.800%	2/15/29	540,000	528,782
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	143,895
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	223,204
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	56,000	56,014
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,728,885
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	872,076
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	467,683
ONEOK Inc., Senior Notes	5.550%	11/1/26	450,000	451,225
ONEOK Inc., Senior Notes	5.650%	11/1/28	710,000	717,937
ONEOK Inc., Senior Notes	5.800%	11/1/30	240,000	244,494
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	577,001 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	344,321
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,480,301 (a)
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	746,503
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	280,758
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	309,362
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	335,904
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	640,000	538,963 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	1,120,000	786,095 (a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	204,274
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	250,000	217,170 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,170,000	1,205,639
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	230,000	225,503
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	410,000	400,113
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	1,950,000	2,006,289
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	120,000	111,237
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	879,719
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	$230,000	$201,436
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	317,806

Total Energy				43,366,490
Financials — 12.8%
Banks — 9.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	305,426 (a)
Banco Santander SA, Senior Notes	2.746%	5/28/25	800,000	777,181
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,536,594 (b)
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	445,940
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	105,077 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	690,000	569,403 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	471,893 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	610,000	514,272 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	1,572,000	1,472,126 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,140,000	1,082,119 (b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	1,500,000	1,428,944 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	1,990,000	1,875,847 (b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	240,000	192,017 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	470,000	457,423 (b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	707,360
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	316,585
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	974,792
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	890,056
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	459,831
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	590,000	576,775 (b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	256,253 (a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	530,000	509,308 (a)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	$600,000	$579,079 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,290,000	1,282,539 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	366,287 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	890,000	916,307 (a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	339,953 (a)(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,775,114
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	74,282
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	630,000	537,662 (b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	361,937 (b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	870,000	773,363 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	1,840,000	1,731,144 (b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	1,620,000	1,548,013 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	626,914 (b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	630,000	618,966 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	661,559
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	630,000	629,617
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	175,644
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,140,000	1,109,863
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	267,858
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	110,137
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,630,000	2,585,076
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	2,210,000	2,103,595 (a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	384,536 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	$210,000	$206,942 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,160,000	1,119,865 (a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,098,960 (b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	510,000	438,623 (b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	700,000	673,222 (b)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,577,987 (a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	2,200,000	2,163,447
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	833,172 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	601,531 (b)
JPMorgan Chase & Co., Senior Notes (3.845% to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	3,410,000	3,407,663 (b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	1,180,000	1,125,759 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	1,270,000	1,228,763 (b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,780,815
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	667,042
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	340,000	334,592 (b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	340,000	328,383 (b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	940,000	941,613 (b)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	440,700
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	230,000	209,694
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	440,404
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	760,000	714,824
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	380,000	382,901 (b)
US Bancorp, Senior Notes	1.450%	5/12/25	810,000	780,255
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	$230,000	$211,789 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	410,000	414,659 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	682,983
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	479,310
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	852,466 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	190,000	163,907 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	330,000	314,354 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	1,080,000	985,443 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	400,000	398,355 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	360,000	362,131 (b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	390,218
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,790,000	1,740,352
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	79,392
Total Banks				64,057,183
Capital Markets — 2.5%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	260,980
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	1,130,000	1,057,412 (b)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	590,813
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	650,000	657,540
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	490,000	507,071 (b)
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.375%	7/1/24	71,000	61,028 (b)(c)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	279,454
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	560,208
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	980,000	937,936
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	154,519
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	150,000	143,088 (b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	$550,000	$519,568 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	1,260,000	1,233,365 (b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	700,000	687,721
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	320,000	304,786
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,180,000	1,143,464 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	800,000	696,413 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,390,000	1,317,741 (b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	957,266 (a)
UBS AG, Senior Notes	3.625%	9/9/24	2,550,000	2,535,828
UBS AG/New York NY, Senior Notes	4.750%	8/9/24	340,000	339,334
UBS AG/New York NY, Senior Notes	2.950%	4/9/25	530,000	518,064
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	284,052 (a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	660,397 (a)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	580,000	572,604 (a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	260,000	315,153 (a)(b)
Total Capital Markets				17,295,805
Consumer Finance — 0.1%
American Express Co., Senior Notes	2.500%	7/30/24	420,000	418,956
American Express Co., Senior Notes	4.050%	5/3/29	100,000	95,926
Total Consumer Finance				514,882
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	940,000	874,900
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	910,000	822,614
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	31,641
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	579,862 (a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	404,531
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	50,000	42,818
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	170,000	161,667
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Vanguard Group Inc.	3.050%	8/22/50	$660,000	$404,229
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	368,546
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	278,214
Total Financial Services				3,969,022
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.150%	3/1/29	870,000	865,441
Chubb INA Holdings LLC, Senior Notes	3.350%	5/3/26	100,000	96,628
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	172,106 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	417,669 (a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	324,375 (a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	153,062 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	35,632 (a)
Total Insurance				2,064,913

Total Financials				87,901,805
Health Care — 3.0%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	562,417
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	501,275
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	171,001
AbbVie Inc., Senior Notes	4.800%	3/15/27	490,000	487,172
AbbVie Inc., Senior Notes	4.800%	3/15/29	810,000	802,549
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,940,000	1,769,265
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	66,503
Total Biotechnology				4,360,182
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	848,000	847,818
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	23,000	22,779
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	200,000	176,490
Solventum Corp., Senior Notes	5.400%	3/1/29	480,000	477,223 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	470,000	463,720 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	610,000	599,543 (a)
Total Health Care Equipment & Supplies				2,587,573
Health Care Providers & Services — 1.3%
Cigna Group, Senior Notes	4.375%	10/15/28	1,830,000	1,769,263
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	851,978
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	764,960
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.300%	3/25/28	$631,000	$608,275
CVS Health Corp., Senior Notes	3.750%	4/1/30	210,000	191,811
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	79,601
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	263,231
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	232,897
Elevance Health Inc., Senior Notes	3.650%	12/1/27	240,000	228,432
Elevance Health Inc., Senior Notes	4.100%	5/15/32	280,000	258,097
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	33,552
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	79,403
Humana Inc., Senior Notes	3.950%	3/15/27	970,000	935,362
Humana Inc., Senior Notes	5.750%	12/1/28	210,000	213,408
Humana Inc., Senior Notes	3.700%	3/23/29	770,000	718,242
Humana Inc., Senior Notes	2.150%	2/3/32	120,000	95,018
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	159,706
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	790,000	754,797
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	660,000	631,128
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	58,528
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	49,557
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,030
Total Health Care Providers & Services				8,994,276
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	540,000	538,032
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	486,000	467,824
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	240,000	239,561
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	680,000	675,863
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	850,000	838,265
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,140,000	1,108,452
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	237,137
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	395,829
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	358,236
Total Pharmaceuticals				4,859,199

Total Health Care				20,801,230
Industrials — 1.9%
Aerospace & Defense — 0.9%
Boeing Co., Senior Notes	4.875%	5/1/25	1,700,000	1,682,236
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	66,373
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	82,607
Boeing Co., Senior Notes	3.200%	3/1/29	200,000	175,882
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	326,545
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	$1,020,000	$945,068
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,328,389
RTX Corp., Senior Notes	3.150%	12/15/24	210,000	207,341
RTX Corp., Senior Notes	3.950%	8/16/25	280,000	275,102
RTX Corp., Senior Notes	4.125%	11/16/28	90,000	86,250
RTX Corp., Senior Notes	2.250%	7/1/30	340,000	288,289
RTX Corp., Senior Notes	6.000%	3/15/31	350,000	363,569
Total Aerospace & Defense				5,827,651
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	140,000	122,942
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	51,377
Total Building Products				174,319
Commercial Services & Supplies — 0.4%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,005,401
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	737,071
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,100,000	1,071,046
Total Commercial Services & Supplies				2,813,518
Ground Transportation — 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	589,831
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	272,104
Total Ground Transportation				861,935
Industrial Conglomerates — 0.3%
Honeywell International Inc., Senior Notes	4.950%	9/1/31	1,690,000	1,684,512
Machinery — 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	18,144
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	120,000	116,567
Total Machinery				134,711
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	302,491
Air Lease Corp., Senior Notes	5.300%	2/1/28	350,000	348,548
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	773,296 (a)
Total Trading Companies & Distributors				1,424,335

Total Industrials				12,920,981
Information Technology — 1.3%
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,950,000	1,550,825 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	860,000	872,317 (a)
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	137,402
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	164,142
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	1.600%	8/12/28	$240,000	$208,938
Intel Corp., Senior Notes	5.125%	2/10/30	250,000	249,771
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	85,889
Micron Technology Inc., Senior Notes	5.875%	2/9/33	200,000	204,859
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	292,282
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	242,971
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,070,127
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,250,000	1,055,866
Total Semiconductors & Semiconductor Equipment				6,135,389
Software — 0.3%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	330,488
Microsoft Corp., Senior Notes	3.300%	2/6/27	370,000	356,200
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	8,665
Oracle Corp., Senior Notes	1.650%	3/25/26	360,000	336,921
Oracle Corp., Senior Notes	4.650%	5/6/30	260,000	253,205
Oracle Corp., Senior Notes	2.875%	3/25/31	260,000	223,700
Salesforce Inc., Senior Notes	3.700%	4/11/28	250,000	240,087
Total Software				1,749,266
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	77,019
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	801,191
Total Technology Hardware, Storage & Peripherals				878,210

Total Information Technology				8,762,865
Materials — 1.3%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	680,000	653,657 (a)
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,200,000	1,063,869 (a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	538,690 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	740,000	688,660 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	710,000	578,659 (a)
Total Chemicals				3,523,535
Metals & Mining — 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	983,197 (a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	677,104 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	150,000	146,428
Glencore Funding LLC, Senior Notes	5.371%	4/4/29	790,000	786,114 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	780,000	723,821
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	$690,000	$704,079
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	608,000	643,233
Total Metals & Mining				4,663,976
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	950,000	940,561

Total Materials				9,128,072
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	462,068 (a)

Utilities — 0.7%
Electric Utilities — 0.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	115,664 (a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	178,466
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	1,500,000	1,429,489
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	761,678
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	694,135
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	870,000	869,830
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	440,000	423,169 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	378,627 (a)

Total Utilities				4,851,058
Total Corporate Bonds & Notes (Cost — $244,216,541)				230,592,351
U.S. Government & Agency Obligations — 31.6%
U.S. Government Obligations — 31.6%
U.S. Treasury Bonds	3.250%	5/15/42	150,000	123,428
U.S. Treasury Bonds	4.000%	11/15/42	10,000	9,118
U.S. Treasury Bonds	3.875%	2/15/43	1,700,000	1,520,139
U.S. Treasury Bonds	3.875%	5/15/43	6,660,000	5,945,611
U.S. Treasury Bonds	3.625%	8/15/43	550,000	472,871
U.S. Treasury Bonds	4.375%	8/15/43	5,850,000	5,588,121
U.S. Treasury Bonds	3.750%	11/15/43	4,780,000	4,179,886
U.S. Treasury Bonds	4.750%	11/15/43	2,470,000	2,476,754
U.S. Treasury Bonds	3.625%	2/15/44	20,000	17,146
U.S. Treasury Bonds	4.500%	2/15/44	480,000	465,937
U.S. Treasury Bonds	3.375%	5/15/44	10,000	8,238
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	2.875%	8/15/45	$1,740,000	$1,306,631
U.S. Treasury Bonds	3.000%	2/15/49	1,570,000	1,174,311
U.S. Treasury Bonds	2.875%	5/15/49	600,000	437,344
U.S. Treasury Bonds	1.375%	8/15/50	30,000	15,094
U.S. Treasury Bonds	1.625%	11/15/50	8,320,000	4,478,175
U.S. Treasury Bonds	1.875%	2/15/51	28,150,000	16,167,557
U.S. Treasury Bonds	2.375%	5/15/51	10,670,000	6,919,662
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	1,895,781
U.S. Treasury Bonds	1.875%	11/15/51	4,260,000	2,430,030
U.S. Treasury Bonds	2.250%	2/15/52	7,525,000	4,713,854
U.S. Treasury Bonds	2.875%	5/15/52	320,000	230,963
U.S. Treasury Bonds	3.000%	8/15/52	6,500,000	4,815,713
U.S. Treasury Bonds	4.000%	11/15/52	3,390,000	3,044,842
U.S. Treasury Bonds	3.625%	2/15/53	3,760,000	3,149,734
U.S. Treasury Bonds	3.625%	5/15/53	2,990,000	2,505,235
U.S. Treasury Bonds	4.125%	8/15/53	2,440,000	2,238,605
U.S. Treasury Bonds	4.750%	11/15/53	8,360,000	8,519,362
U.S. Treasury Bonds	4.250%	2/15/54	1,860,000	1,745,058
U.S. Treasury Notes	4.875%	7/31/25	80,000	79,675
U.S. Treasury Notes	5.000%	8/31/25	320,000	319,562
U.S. Treasury Notes	4.250%	12/31/25	540,000	533,820
U.S. Treasury Notes	2.125%	5/31/26	410,000	388,827
U.S. Treasury Notes	1.875%	7/31/26	2,960,000	2,783,209
U.S. Treasury Notes	4.625%	9/15/26	30,000	29,886
U.S. Treasury Notes	1.625%	9/30/26	220,000	204,944
U.S. Treasury Notes	1.625%	10/31/26	570,000	529,677
U.S. Treasury Notes	4.750%	11/15/26	130,000	129,601
U.S. Treasury Notes	2.750%	4/30/27	7,540,000	7,148,421
U.S. Treasury Notes	3.125%	8/31/27	1,220,000	1,164,862
U.S. Treasury Notes	4.125%	10/31/27	190,000	187,016
U.S. Treasury Notes	1.250%	3/31/28	2,460,000	2,174,698
U.S. Treasury Notes	3.625%	3/31/28	1,210,000	1,169,682
U.S. Treasury Notes	3.625%	5/31/28	2,220,000	2,144,425
U.S. Treasury Notes	3.750%	12/31/28	530,000	513,075
U.S. Treasury Notes	4.250%	2/28/29	1,380,000	1,364,879
U.S. Treasury Notes	4.250%	3/31/29	60,000	58,995
U.S. Treasury Notes	4.625%	4/30/29	70,000	70,350
U.S. Treasury Notes	2.625%	7/31/29	64,770,000	59,203,828
U.S. Treasury Notes	3.125%	8/31/29	520,000	486,667
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	3.875%	11/30/29	$290,000	$281,073
U.S. Treasury Notes	3.625%	3/31/30	9,980,000	9,530,315
U.S. Treasury Notes	3.500%	4/30/30	2,180,000	2,066,700
U.S. Treasury Notes	3.875%	7/31/30	1,880,000	1,828,814
U.S. Treasury Notes	4.125%	8/31/30	230,000	225,175
U.S. Treasury Notes	4.500%	9/30/30	8,210,000	8,260,350
U.S. Treasury Notes	4.375%	11/30/30	4,710,000	4,674,675
U.S. Treasury Notes	4.000%	1/31/31	10,720,000	10,412,219
U.S. Treasury Notes	4.250%	2/28/31	4,710,000	4,642,478
U.S. Treasury Notes	4.500%	5/31/31	4,710,000	4,746,429
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,259,769
U.S. Treasury Notes	4.125%	11/15/32	919,000	895,056
U.S. Treasury Notes	4.000%	2/15/34	50,000	48,082
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,635,331

Total U.S. Government & Agency Obligations (Cost — $254,296,503)				217,787,765
Mortgage-Backed Securities — 13.9%
FHLMC — 3.8%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 11/1/51	9,090,262	7,534,988
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 2/1/51	1,291,970	1,037,197
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/42- 4/1/52	9,600,884	7,965,842
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/42- 4/1/52	1,286,014	1,109,321
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49- 2/1/53	1,350,180	1,245,247
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50- 11/1/52	2,426,384	2,294,184
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/52- 8/1/52	1,262,135	1,122,825
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52- 8/1/53	1,678,222	1,655,931
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/53- 5/1/53	458,025	444,301
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53- 5/1/53	601,614	617,132
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53- 4/1/54	$674,073	$680,494
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	4/1/54	97,827	98,226 (d)
Total FHLMC				25,805,688
FNMA — 7.5%
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 3/1/52	11,112,700	9,181,778
Federal National Mortgage Association (FNMA)	2.500%	11/1/40- 9/1/61	7,983,687	6,630,807
Federal National Mortgage Association (FNMA)	6.000%	7/1/41- 7/1/53	1,182,932	1,193,871
Federal National Mortgage Association (FNMA)	1.500%	11/1/41- 3/1/51	3,179,347	2,522,791
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 6/1/52	9,699,767	8,320,497
Federal National Mortgage Association (FNMA)	4.000%	4/1/44- 6/1/57	2,759,088	2,536,983
Federal National Mortgage Association (FNMA)	4.500%	5/1/50- 8/1/58	643,522	605,204
Federal National Mortgage Association (FNMA)	3.500%	12/1/51- 3/1/57	2,104,453	1,859,314
Federal National Mortgage Association (FNMA)	5.000%	6/1/52- 6/1/53	596,585	578,271
Federal National Mortgage Association (FNMA)	5.500%	8/1/52- 9/1/53	1,945,580	1,921,976
Federal National Mortgage Association (FNMA)	6.500%	1/1/53- 2/1/53	321,617	329,912
Federal National Mortgage Association (FNMA)	6.000%	6/1/54	7,300,000	7,311,166 (e)
Federal National Mortgage Association (FNMA)	6.500%	6/1/54	8,400,000	8,538,835 (e)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.454%)	6.160%	5/1/43	277,426	276,380 (b)
Total FNMA				51,807,785
GNMA — 2.6%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	218,178	192,155
Government National Mortgage Association (GNMA)	4.000%	3/15/50	31,485	29,177
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA)	3.500%	5/15/50	$153,393	$139,707
Government National Mortgage Association (GNMA) II	4.000%	8/20/46- 4/20/50	1,334,260	1,242,629
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 5/20/53	2,988,484	2,916,769
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 9/20/52	1,937,180	1,855,740
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 11/20/50	838,865	752,024
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/53	1,563,536	1,342,852
Government National Mortgage Association (GNMA) II	2.000%	10/20/50- 4/20/51	4,024,925	3,184,078
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	2,753,235	2,292,707
Government National Mortgage Association (GNMA) II	5.500%	11/20/52- 8/20/53	2,321,475	2,307,001
Government National Mortgage Association (GNMA) II	2.000%	6/20/54	700,000	561,248 (e)
Government National Mortgage Association (GNMA) II	4.500%	6/20/54	100,000	94,560 (e)
Government National Mortgage Association (GNMA) II	5.500%	6/20/54	500,000	496,041 (e)
Government National Mortgage Association (GNMA) II	6.000%	6/20/54	400,000	402,512 (e)
Government National Mortgage Association (GNMA) II	6.500%	6/20/54	200,000	203,042 (e)
Total GNMA				18,012,242

Total Mortgage-Backed Securities (Cost — $99,294,048)				95,625,715
Collateralized Mortgage Obligations(f) — 9.8%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	6.500%	9/15/34	730,000	708,693 (a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	5.033%	4/25/35	33,670	33,390 (b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.563%	6/17/39	1,809,928	1,813,410 (a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.573%	1/20/37	861,399	855,617 (a)(b)
BANK, 2021-BN36 A5	2.470%	9/15/64	1,700,000	1,403,084
Benchmark Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	749,919 (b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Benchmark Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	$1,260,000	$1,168,399
BMP, 2024-MF23 A (1 mo. Term SOFR + 1.372%)	6.692%	6/15/41	1,380,000	1,382,582 (a)(b)(d)
BPR Trust, 2021-TY B (1 mo. Term SOFR + 1.264%)	6.581%	9/15/38	2,140,000	2,110,076 (a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	105,478	98,533 (a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	322,818	318,140 (a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.330%	2/15/39	743,286	741,954 (a)(b)
BX TRUST 2024-VLT4	7.261%	7/15/29	1,030,000	1,027,425 (d)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	289,339	247,958 (a)(b)
Citigroup Commercial Mortgage Trust, 2014- GC25 AS	4.017%	10/10/47	640,000	634,420
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	493,500 (a)(b)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	766,683	764,799 (a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	484,635	443,600 (a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,243,933	1,095,389 (a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	360,485	333,364 (a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	792,623	735,947 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	521,782	484,943 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	284,883	232,250 (a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	206,890	178,879 (a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	468,025	374,851 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	318,026	268,491 (a)(b)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.824%	10/25/66	1,041,636	1,000,239 (a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,371,263	1,195,263 (a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	966,929 (b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	762,133	678,206 (a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	920,330	747,659 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	403,455	340,984 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.561%	3/25/29	2,434,930	56,583 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.942%	5/25/29	1,916,902	71,854 (b)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.386%	1/25/30	$3,000,000	$199,456 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.318%	1/25/30	3,297,287	198,998 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K122 X1, IO	0.877%	11/25/30	9,890,379	433,035 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K124 X1, IO	0.718%	12/25/30	6,662,427	247,947 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.514%	3/25/31	9,010,496	244,003 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.353%	1/25/33	6,797,975	189,360 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K150 X1, IO	0.310%	9/25/32	33,986,236	803,108 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K163 X1, IO	0.475%	3/25/34	16,000,000	417,298 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	6,490,988	198,461 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	560,871
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	470,071	14,254
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.812%	9/15/42	200,949	14,931 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	183,717	145,369
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	697,726	101,841
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	534,026	85,187
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	$156,398	$25,134
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	79,735	10,723
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	303,208	255,595
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	223,422	199,059
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	87,745
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.824%	10/25/41	1,230,000	1,237,143 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.724%	2/25/42	2,000,000	2,052,071 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.524%	5/25/42	650,248	661,593 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.662%	8/15/44	75,058	7,095 (b)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.974%	12/25/41	2,140,000	2,156,678 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	237,505	219,102
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.768%	8/25/32	200,000	184,654 (b)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	374,833	330,155
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	1,376	44
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.712%	6/25/43	15,838	1,688 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	345,995	15,320
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.512%	12/25/43	$19,155	$1,605 (b)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	43,351	37,153
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	271,543	222,933
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.762%	11/25/47	25,539	2,175 (b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	284,584	255,236
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	527,333
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	146,778	23,585
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	755,286	640,412
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	3,216,807	368,190
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	720,437	109,048
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,514,629	235,739
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	211,316	180,438
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	166,253	154,451
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	14,338	2,658
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.789%	8/20/58	108,447	108,024 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.889%	11/20/60	361,285	360,763 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.939%	2/20/61	40,492	40,434 (b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.939%	3/20/61	$43,280	$43,227 (b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.223%	4/16/53	925,560	1,954 (b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	5.789%	12/20/62	157,566	157,065 (b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.390%	4/16/47	3,220,958	27,181 (b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.127%	6/16/54	168,205	209 (b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.204%	8/16/54	1,090,394	7,057 (b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.188%	5/16/55	846,674	5,371 (b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.370%	8/16/54	807,195	7,841 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	201,056	186,403
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	173,205	154,596
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	576,251	426,918
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.689%	4/20/70	93,018	94,184 (b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	142,514	139,583
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	214,298	207,572
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.427%	6/16/61	2,852,659	219,272 (b)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	671,936	530,682
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	80,193	68,562
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	157,168
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,499,684	1,145,643
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	$1,999,578	$115,575 (b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	8,203,731	345,957 (b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	7.164%	9/15/31	1,103,769	784,359 (a)(b)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.939%	5/25/37	474,611	438,979 (a)(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.228%	7/15/48	654,000	605,587 (b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	865,869 (b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	586,094	505,360 (a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.724%	3/15/39	620,000	614,524 (a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.770%	2/17/39	1,520,000	1,515,963 (a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (4.750% to 4/25/25 then 5.750%)	4.750%	4/25/61	347,365	338,962 (a)
Madison Avenue Mortgage Trust, 2017-330M A	3.188%	8/15/34	630,000	585,506 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	542,444	518,561 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,210,122
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A5	3.599%	5/15/50	750,000	708,048
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	920,000	852,401 (a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	1,879,000	1,500,844 (a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	260,905	241,970 (a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	307,747	290,663 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	481,931	450,633 (a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A3	1.516%	11/27/56	269,464	225,495 (a)(b)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,612,078	1,452,331 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	297,074	229,395 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	$460,537	$357,616 (a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	382,233	311,307 (a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.915%	10/15/36	1,277,015	1,265,098 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	969,068	781,335 (a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	415,412	351,042 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	950,000	953,569 (a)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	132,811	131,608 (a)(b)
SACO I Trust, 2007-VA1 A	4.376%	6/25/21	2,328	1,963 (a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,688,466	1,525,645 (a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.667%	6/25/57	1,010,000	816,228 (a)(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,040,000	903,270 (b)
VASA Trust, 2021-VASA A (1 mo. Term SOFR + 1.014%)	6.331%	7/15/39	880,000	814,234 (a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	238,012	234,320
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	5.243%	8/25/34	680,390	633,522 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	6.179%	11/25/34	219,580	204,494 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	6.159%	7/25/45	1,260,406	1,171,685 (b)
Wells Fargo Commercial Mortgage Trust, 2017- C38 A5	3.453%	7/15/50	760,000	712,577
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.539%	10/15/57	3,647,818	106 (b)

Total Collateralized Mortgage Obligations (Cost — $72,447,178)				67,472,636
Asset-Backed Securities — 8.6%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.738%	10/23/34	770,000	771,435 (a)(b)
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.325%	4/20/36	360,000	364,683 (a)(b)
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. Term SOFR + 2.212%)	7.536%	1/20/32	1,294,937	1,301,105 (a)(b)
AccessLex Institute, 2005-A A3 (3 mo. Term SOFR + 0.662%)	5.985%	7/25/34	193,656	191,082 (b)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.636%	4/20/34	$1,000,000	$1,002,140 (a)(b)
Apidos CLO, 2013-12A AR (3 mo. Term SOFR + 1.342%)	6.670%	4/15/31	639,624	640,219 (a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	866,482 (a)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.705%	4/20/35	1,340,000	1,341,686 (a)(b)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.079%	10/15/36	1,050,000	1,059,311 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,460,000	2,326,216 (a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	2,650,000	2,436,327 (a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A C	6.230%	4/20/29	400,000	397,507 (a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.756%	1/20/35	630,000	631,818 (a)(b)
Bayview Opportunity Master Fund LLC, 2024- EDU1 A (30 Day Average SOFR + 1.450%)	6.774%	6/25/47	1,671,222	1,679,340 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.070%	1/15/35	740,000	740,297 (a)(b)
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	8.285%	12/16/36	1,840,000	1,783,348 (a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3	6.528%	3/25/44	170,875	168,589 (b)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	6.928%	4/20/37	380,000	383,865 (a)(b)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	390,059	345,251 (a)
Canyon CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.442%)	6.770%	7/15/34	1,360,000	1,363,623 (a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.286%	4/20/29	1,250,000	1,251,379 (a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.699%	7/17/34	1,020,000	1,021,250 (a)(b)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	6.848%	4/22/37	1,160,000	1,159,972 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,100,000	962,646 (a)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	6.926%	4/20/37	1,770,000	1,769,998 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	5.581%	11/15/36	$305,306	$302,439 (b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. Term SOFR + 0.254%)	5.571%	1/15/37	280,994	254,549 (b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	6.687%	5/20/34	1,020,000	1,022,289 (a)(b)
Eaton Vance CLO Ltd., 2020-2A AR (3 mo. Term SOFR + 1.412%)	6.740%	1/15/35	930,000	931,446 (a)(b)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	6.841%	4/20/37	580,000	580,000 (a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.831%	4/20/37	970,000	974,904 (a)(b)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.529%	7/15/36	1,590,000	1,599,640 (a)(b)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	6.875%	4/20/37	780,000	779,917 (a)(b)
Goldentree Loan Management US CLO Ltd., 2020-7A AR (3 mo. Term SOFR + 1.332%)	6.656%	4/20/34	540,000	541,227 (a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	6.978%	5/5/30	173,099	173,354 (a)(b)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	7.075%	10/25/34	1,730,000	1,734,315 (a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.274%	4/25/36	370,000	372,770 (a)(b)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS B	2.940%	1/20/49	845,217	630,963 (a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.494%	12/20/29	422,620	423,038 (a)(b)
GreatAmerica Leasing Receivables Funding LLC, 2024-1 B	5.180%	12/16/30	324,000	321,664 (a)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.846%	1/20/30	96,071	96,235 (a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	9,222	9,188 (a)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. Term SOFR + 1.612%)	6.936%	1/20/33	250,000	250,613 (a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.041%	11/30/32	560,000	561,101 (a)(b)
Hertz Vehicle Financing LP, 2021-2A C	2.520%	12/27/27	1,090,000	983,647 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	850,537	707,633 (a)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.716%	1/21/35	$330,000	$330,860 (a)(b)
Magnetite Ltd., 2020-26A A1R (3 mo. Term SOFR + 1.382%)	6.705%	7/25/34	710,000	711,283 (a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.190%	7/15/29	750,000	752,407 (a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,035,054	953,018 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.186%	10/20/30	550,000	552,058 (a)(b)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	6.788%	6/25/65	1,049,126	1,060,999 (a)(b)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	6.488%	6/25/69	173,008	173,973 (a)(b)
Nelnet Student Loan Trust, 2012-2A A (30 Day Average SOFR + 0.914%)	6.238%	12/26/33	357,076	356,287 (a)(b)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.077%	11/16/36	2,000,000	2,013,092 (a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.584%	2/14/31	688,219	689,814 (a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	6.734%	11/14/34	750,000	752,542 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	1,000,000	1,011,044 (a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. Term SOFR + 1.342%)	6.666%	4/20/34	510,000	511,235 (a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.720%	10/15/34	1,840,000	1,843,956 (a)(b)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	1.833%	10/20/33	1,770,000	1,774,534 (a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.181%	10/15/41	297,219	319,024 (a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,346,204	1,197,102 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	339,899	288,273 (a)
Storm King Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.050%)	7.379%	10/15/35	250,000	250,968 (a)(b)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.969%	1/14/34	1,250,000	1,254,241 (a)(b)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	6.529%	10/15/31	940,000	941,414 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.805%	10/24/34	$1,110,000	$1,112,356 (a)(b)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.810%	10/15/34	1,550,000	1,553,003 (a)(b)

Total Asset-Backed Securities (Cost — $60,897,608)				59,613,984
Sovereign Bonds — 1.8%
Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	630,000	457,973
Colombia — 0.4%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	910,000	715,495
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	706,306
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	1,520,000	1,070,932
Total Colombia				2,492,733
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	632,199 (a)
Indonesia — 0.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	540,000	519,777 (g)
Israel — 0.2%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	1,280,000	1,231,667
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,210,329 (a)
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,325,000	1,093,595
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,740,000	1,411,687
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	1,780,000	1,316,937
Total Mexico				3,822,219
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	310,000	298,255
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Supranational — 0.2%
Asian Development Bank, Senior Notes	1.500%	1/20/27	$1,280,000	$1,177,022
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	350,000	414,389

Total Sovereign Bonds (Cost — $14,550,912)				12,256,563
U.S. Treasury Inflation Protected Securities — 0.2%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,842,181)	1.125%	1/15/33	1,855,898	1,710,397
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $94.938	6/14/24	71	$177,500	444
3-Month SOFR Futures, Put @ $95.500	12/13/24	84	210,000	118,125
SOFR 1-Year Mid-Curve Futures, Call @ $96.250	12/13/24	79	197,500	39,006
SOFR 1-Year Mid-Curve Futures, Call @ $97.250	12/13/24	79	197,500	7,900
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/13/24	80	200,000	83,000
U.S. Treasury 5-Year Notes Futures, Call @ $105.750	6/21/24	61	61,000	27,164
U.S. Treasury 5-Year Notes Futures, Call @ $106.250	6/21/24	196	196,000	47,469
U.S. Treasury 10-Year Notes Futures, Call @ $108.250	6/21/24	50	50,000	46,094
U.S. Treasury 10-Year Notes Futures, Call @ $108.750	6/21/24	49	49,000	31,390
U.S. Treasury 10-Year Notes Futures, Call @ $109.000	6/21/24	40	40,000	20,625
U.S. Treasury 10-Year Notes Futures, Call @ $109.250	6/21/24	40	40,000	16,875
U.S. Treasury 10-Year Notes Futures, Put @ $108.500	6/21/24	80	80,000	37,500

Total Exchange-Traded Purchased Options (Cost — $504,674)				475,592
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount	Value
OTC Purchased Options — 0.0%††
Interest rate swaption, Put @ 425.000bps, payments made by the Fund annually, payments received by the Fund on Daily SOFR Compound annually, maturing on 12/3/44 (Cost — $102,256)	JPMorgan Chase & Co.	11/29/24	4,620,000	$4,620,000	$106,517

Total Purchased Options (Cost — $606,930)					582,109
Total Investments before Short-Term Investments (Cost — $748,151,901)					685,641,520
		Rate		Shares
Short-Term Investments — 1.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $11,826,217)		5.262%		11,826,217	11,826,217 (h)(i)
Total Investments — 101.2% (Cost — $759,978,118)					697,467,737
Liabilities in Excess of Other Assets — (1.2)%					(8,352,230)
Total Net Assets — 100.0%					$689,115,507

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2024, the Fund held TBA securities with a total cost of $17,546,615.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2024, the total market value of investments in Affiliated
Companies was $11,826,217 and the cost was $11,826,217 (Note 8).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CTFS	—	Certificates
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
At May 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/14/24	$95.250	142	$355,000	$(887)
3-Month SOFR Futures, Call	12/13/24	97.125	168	420,000	(6,300)
3-Month SOFR Futures, Put	12/13/24	95.000	84	210,000	(40,950)
SOFR 1-Year Mid-Curve Futures, Call	12/13/24	96.750	158	395,000	(37,525)
SOFR 1-Year Mid-Curve Futures, Put	12/13/24	95.375	160	400,000	(77,000)
U.S. Treasury 5-Year Notes Futures, Call	6/21/24	106.500	72	72,000	(12,938)
U.S. Treasury 5-Year Notes Futures, Call	6/21/24	107.250	100	100,000	(7,031)
U.S. Treasury 10-Year Notes Futures, Call	6/21/24	110.500	38	38,000	(4,750)
U.S. Treasury 10-Year Notes Futures, Call	6/21/24	111.000	78	78,000	(6,094)
U.S. Treasury 10-Year Notes Futures, Call	6/21/24	111.500	59	59,000	(2,766)
U.S. Treasury 10-Year Notes Futures, Put	6/21/24	105.500	84	84,000	(1,312)
Total Exchange-Traded Written Options (Premiums received — $364,737)					(197,553)

OTC Written Options
	Counterparty
Interest rate swaption, Put, payments made by the Fund on Daily SOFR Compound annually, 445.000bps payments received by the Fund annually, maturing on 12/3/29 (Premiums received — $99,400)	JPMorgan Chase & Co.	11/29/24	445.000 bps	14,200,000	14,200,000	(105,275)
Total Written Options (Premiums received — $464,137)						$(302,828)

Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At May 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	9	6/24	$2,129,077	$2,129,625	$548
3-Month SOFR	235	3/25	56,188,190	55,830,125	(358,065)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
3-Month SOFR	416	3/26	$99,907,247	$99,616,400	$(290,847)
U.S. Treasury 2-Year Notes	422	9/24	86,036,407	85,962,719	(73,688)
U.S. Treasury 10-Year Notes	2,146	9/24	234,339,235	233,478,105	(861,130)
U.S. Treasury Ultra 10-Year Notes	93	9/24	10,437,560	10,418,906	(18,654)
					(1,601,836)
Contracts to Sell:
U.S. Treasury 5-Year Notes	904	9/24	95,814,185	95,640,380	173,805
U.S. Treasury Long-Term Bonds	697	9/24	81,549,851	80,895,563	654,288
U.S. Treasury Ultra Long- Term Bonds	464	9/24	57,495,321	56,811,000	684,321
					1,512,414
Net unrealized depreciation on open futures contracts					$(89,422)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$8,839,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(57,809)	$(10,110)	$(47,699)
39,724,000	2/28/31	3.870% annually	Daily SOFR Compound annually	754,798	(108,942)	863,740
5,011,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(17,890)	(1,823)	(16,067)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

 Western Asset Intermediate Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$3,468,000	2/15/48	2.600% annually	Daily SOFR Compound annually	$747,703	$393,751	$353,952
	11,504,000	2/15/48	3.050% annually	Daily SOFR Compound annually	1,699,932	436,693	1,263,239
	6,875,000	5/15/48	3.150% annually	Daily SOFR Compound annually	911,928	(822,162)	1,734,090
Total	$75,421,000				$4,038,662	$(112,593)	$4,151,255

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.42 Index	$81,745,000	6/20/29	1.000% quarterly	$1,833,198	$1,741,040	$92,158

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	5.340%

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Intermediate Bond Fund
Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

Statement of Assets and Liabilities
May 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $748,151,901)	$685,641,520
Investments in affiliated securities, at value (Cost — $11,826,217)	11,826,217
Cash	1,000,000
Receivable for securities sold	15,531,361
Interest receivable	4,941,485
Deposits with brokers for open futures contracts and exchange-traded options	3,263,015
Deposits with brokers for centrally cleared swap contracts	2,655,131
Receivable for Fund shares sold	1,771,420
Dividends receivable from affiliated investments	68,405
Receivable from brokers — net variation margin on centrally cleared swap contracts	18,352
Prepaid expenses	506
Total Assets	726,717,412
Liabilities:
Payable for securities purchased	35,571,266
Payable for Fund shares repurchased	984,301
Written options, at value (premiums received — $464,137)	302,828
Investment management fee payable	232,580
Distributions payable	212,032
Payable to brokers — net variation margin on open futures contracts	136,246
Service and/or distribution fees payable	6,897
Directors’ fees payable	3,013
Accrued expenses	152,742
Total Liabilities	37,601,905
Total Net Assets	$689,115,507
Net Assets:
Par value (Note 7)	$72,601
Paid-in capital in excess of par value	822,688,345
Total distributable earnings (loss)	(133,645,439)
Total Net Assets	$689,115,507
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Statement of Assets and Liabilities (cont’d)
May 31, 2024
Net Assets:
Class A	$24,801,533
Class C	$2,029,808
Class R	$509,780
Class I	$284,543,268
Class IS	$377,231,118
Shares Outstanding:
Class A	2,612,831
Class C	213,593
Class R	53,703
Class I	29,989,736
Class IS	39,731,015
Net Asset Value:
Class A (and redemption price)	$9.49
Class C*	$9.50
Class R (and redemption price)	$9.49
Class I (and redemption price)	$9.49
Class IS (and redemption price)	$9.49
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.86

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

Statement of Operations
For the Year Ended May 31, 2024

Investment Income:
Interest from unaffiliated investments	$28,840,410
Dividends from affiliated investments	971,679
Interest from affiliated investments	40,288
Less: Foreign taxes withheld	(10,835)
Total Investment Income	29,841,542
Expenses:
Investment management fee (Note 2)	2,826,849
Transfer agent fees (Notes 2 and 5)	408,963
Registration fees	95,088
Fund accounting fees	75,249
Service and/or distribution fees (Notes 2 and 5)	64,204
Audit and tax fees	54,843
Legal fees	26,292
Shareholder reports	21,494
Directors’ fees	18,805
Commitment fees (Note 9)	6,275
Insurance	5,189
Miscellaneous expenses	12,154
Total Expenses	3,615,405
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(16,064)
Net Expenses	3,599,341
Net Investment Income	26,242,201
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(25,181,495)
Futures contracts	4,098,157
Written options	2,555,909
Swap contracts	10,412,625
Foreign currency transactions	(5)
Net Realized Loss	(8,114,809)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,184,614
Investments in affiliated securities	9,883
Futures contracts	(73,755)
Written options	(68,379)
Swap contracts	(2,510,547)
Change in Net Unrealized Appreciation (Depreciation)	(458,184)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(8,572,993)
Increase in Net Assets From Operations	$17,669,208
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2024	2023
Operations:
Net investment income	$26,242,201	$22,817,804
Net realized loss	(8,114,809)	(48,680,033)
Change in net unrealized appreciation (depreciation)	(458,184)	10,791,901
Increase (Decrease) in Net Assets From Operations	17,669,208	(15,070,328)
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(25,796,553)	(22,579,369)
Decrease in Net Assets From Distributions to Shareholders	(25,796,553)	(22,579,369)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	212,727,581	121,878,339
Reinvestment of distributions	22,758,732	19,543,239
Cost of shares repurchased	(253,114,255)	(295,306,689)
Decrease in Net Assets From Fund Share Transactions	(17,627,942)	(153,885,111)
Decrease in Net Assets	(25,755,287)	(191,534,808)
Net Assets:
Beginning of year	714,870,794	906,405,602
End of year	$689,115,507	$714,870,794
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.60	$10.01	$11.17	$11.38	$10.98
Income (loss) from operations:
Net investment income	0.33	0.28	0.16	0.18	0.24
Net realized and unrealized gain (loss)	(0.12)	(0.43)	(1.11)	0.10	0.46
Total income (loss) from operations	0.21	(0.15)	(0.95)	0.28	0.70
Less distributions from:
Net investment income	(0.32)	(0.26)	(0.17)	(0.18)	(0.24)
Net realized gains	—	—	(0.04)	(0.31)	(0.06)
Total distributions	(0.32)	(0.26)	(0.21)	(0.49)	(0.30)
Net asset value, end of year	$9.49	$9.60	$10.01	$11.17	$11.38
Total return[2]	2.26%	(1.46)%	(8.64)%	2.51%	6.47%
Net assets, end of year (000s)	$24,802	$9,201	$1,813	$2,759	$2,717
Ratios to average net assets:
Gross expenses	0.75%	0.76%	0.81%	0.78%	0.90%
Net expenses[3,4]	0.75	0.75	0.81	0.78	0.90
Net investment income	3.50	2.94	1.51	1.58	2.13
Portfolio turnover rate[5]	53%	58%	46%	72%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 40%, 48%, 46%, 60% and 100%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.61	$10.03	$11.19	$11.41	$11.01
Income (loss) from operations:
Net investment income	0.26	0.19	0.09	0.09	0.16
Net realized and unrealized gain (loss)	(0.12)	(0.42)	(1.12)	0.11	0.47
Total income (loss) from operations	0.14	(0.23)	(1.03)	0.20	0.63
Less distributions from:
Net investment income	(0.25)	(0.19)	(0.09)	(0.11)	(0.17)
Net realized gains	—	—	(0.04)	(0.31)	(0.06)
Total distributions	(0.25)	(0.19)	(0.13)	(0.42)	(0.23)
Net asset value, end of year	$9.50	$9.61	$10.03	$11.19	$11.41
Total return[2]	1.46%	(2.30)%	(9.28)%	1.75%	5.76%
Net assets, end of year (000s)	$2,030	$1,526	$1,257	$1,483	$1,318
Ratios to average net assets:
Gross expenses	1.54%	1.55%	1.54%	1.53%	1.56%
Net expenses[3,4]	1.54	1.55	1.54	1.53	1.56
Net investment income	2.70	2.00	0.79	0.83	1.42
Portfolio turnover rate[5]	53%	58%	46%	72%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 40%, 48%, 46%, 60% and 100%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.60	$10.02	$11.18	$11.40	$11.00
Income (loss) from operations:
Net investment income	0.29	0.23	0.13	0.14	0.20
Net realized and unrealized gain (loss)	(0.12)	(0.42)	(1.12)	0.10	0.48
Total income (loss) from operations	0.17	(0.19)	(0.99)	0.24	0.68
Less distributions from:
Net investment income	(0.28)	(0.23)	(0.13)	(0.15)	(0.22)
Net realized gains	—	—	(0.04)	(0.31)	(0.06)
Total distributions	(0.28)	(0.23)	(0.17)	(0.46)	(0.28)
Net asset value, end of year	$9.49	$9.60	$10.02	$11.18	$11.40
Total return[2]	1.85%	(1.92)%	(8.94)%	2.14%	6.18%
Net assets, end of year (000s)	$510	$458	$708	$805	$525
Ratios to average net assets:
Gross expenses	1.16%	1.21%	1.25%	1.25%	1.57%[3]
Net expenses[4,5]	1.15	1.15	1.15	1.15	1.15 [3]
Net investment income	3.08	2.34	1.19	1.22	1.84
Portfolio turnover rate[6]	53%	58%	46%	72%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 40%, 48%, 46%, 60% and 100%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.59	$10.01	$11.17	$11.40	$10.99
Income (loss) from operations:
Net investment income	0.35	0.29	0.19	0.21	0.27
Net realized and unrealized gain (loss)	(0.11)	(0.43)	(1.11)	0.09	0.48
Total income (loss) from operations	0.24	(0.14)	(0.92)	0.30	0.75
Less distributions from:
Net investment income	(0.34)	(0.28)	(0.20)	(0.22)	(0.28)
Net realized gains	—	—	(0.04)	(0.31)	(0.06)
Total distributions	(0.34)	(0.28)	(0.24)	(0.53)	(0.34)
Net asset value, end of year	$9.49	$9.59	$10.01	$11.17	$11.40
Total return[2]	2.56%	(1.32)%	(8.40)%	2.66%	6.91%
Net assets, end of year (millions)	$285	$354	$384	$594	$620
Ratios to average net assets:
Gross expenses	0.56%	0.55%	0.56%	0.55%	0.55%
Net expenses[3,4]	0.56	0.55	0.56	0.55	0.55
Net investment income	3.66	2.98	1.77	1.81	2.46
Portfolio turnover rate[5]	53%	58%	46%	72%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 40%, 48%, 46%, 60% and 100%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.60	$10.02	$11.18	$11.40	$11.00
Income (loss) from operations:
Net investment income	0.36	0.29	0.21	0.22	0.29
Net realized and unrealized gain (loss)	(0.12)	(0.42)	(1.12)	0.10	0.46
Total income (loss) from operations	0.24	(0.13)	(0.91)	0.32	0.75
Less distributions from:
Net investment income	(0.35)	(0.29)	(0.21)	(0.23)	(0.29)
Net realized gains	—	—	(0.04)	(0.31)	(0.06)
Total distributions	(0.35)	(0.29)	(0.25)	(0.54)	(0.35)
Net asset value, end of year	$9.49	$9.60	$10.02	$11.18	$11.40
Total return[2]	2.67%	(1.22)%	(8.28)%	2.86%	6.93%
Net assets, end of year (millions)	$377	$350	$519	$463	$451
Ratios to average net assets:
Gross expenses	0.45%	0.44%	0.44%	0.44%	0.44%[3]
Net expenses[4,5]	0.44	0.44	0.44	0.44	0.44 [3]
Net investment income	3.78	3.04	1.91	1.92	2.56
Portfolio turnover rate[6]	53%	58%	46%	72%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 40%, 48%, 46%, 60% and 100%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset Intermediate Bond Fund 2024 Annual Report

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$230,592,351	—	$230,592,351
U.S. Government & Agency Obligations	—	217,787,765	—	217,787,765
Mortgage-Backed Securities	—	95,625,715	—	95,625,715
Collateralized Mortgage Obligations	—	67,472,636	—	67,472,636
Asset-Backed Securities	—	59,613,984	—	59,613,984
Sovereign Bonds	—	12,256,563	—	12,256,563
U.S. Treasury Inflation Protected Securities	—	1,710,397	—	1,710,397
Purchased Options:
Exchange-Traded Purchased Options	$475,592	—	—	475,592
OTC Purchased Options	—	106,517	—	106,517
Total Long-Term Investments	475,592	685,165,928	—	685,641,520
Short-Term Investments†	11,826,217	—	—	11,826,217
Total Investments	$12,301,809	$685,165,928	—	$697,467,737

Western Asset Intermediate Bond Fund 2024 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,512,962	—	—	$1,512,962
Centrally Cleared Interest Rate Swaps††	—	$4,215,021	—	4,215,021
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	92,158	—	92,158
Total Other Financial Instruments	$1,512,962	$4,307,179	—	$5,820,141
Total	$13,814,771	$689,473,107	—	$703,287,878
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$197,553	—	—	$197,553
OTC Written Options	—	$105,275	—	105,275
Futures Contracts††	1,602,384	—	—	1,602,384
Centrally Cleared Interest Rate Swaps††	—	63,766	—	63,766
Total	$1,799,937	$169,041	—	$1,968,978

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be

Western Asset Intermediate Bond Fund 2024 Annual Report

entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2024, the total notional value of all credit default swaps to sell protection was $81,745,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended May 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

Western Asset Intermediate Bond Fund 2024 Annual Report

agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the

Western Asset Intermediate Bond Fund 2024 Annual Report

position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(m) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

Western Asset Intermediate Bond Fund 2024 Annual Report

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(q) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(r) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These

Western Asset Intermediate Bond Fund 2024 Annual Report

reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended May 31, 2024, fees waived and/or expenses reimbursed amounted to $16,064, which included an affiliated money market fund waiver of $16,014.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to these arrangements, at May 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class R
Expires May 31, 2025	$309
Expires May 31, 2026	50
Total fee waivers/expense reimbursements subject to recapture	$359
For the year ended May 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended May 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $6,756 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended May 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$2,986
CDSCs	—
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

Western Asset Intermediate Bond Fund 2024 Annual Report

3. Investments
During the year ended May 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$62,370,737	$312,857,275
Sales	141,393,297	256,694,715
At May 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$759,916,724	$1,777,166	$(64,226,153)	$(62,448,987)
Written options	(464,137)	193,058	(31,749)	161,309
Futures contracts	—	1,512,962	(1,602,384)	(89,422)
Swap contracts	1,628,447	4,307,179	(63,766)	4,243,413
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$582,109	—	$582,109
Futures contracts[3]	1,512,962	—	1,512,962
Centrally cleared swap contracts[4]	4,215,021	$92,158	4,307,179
Total	$6,310,092	$92,158	$6,402,250

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$302,828
Futures contracts[3]	1,602,384
Centrally cleared swap contracts[4]	63,766
Total	$1,968,978
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(8,054,116)	—	$(8,054,116)
Futures contracts	4,098,157	—	4,098,157
Written options	2,555,909	—	2,555,909
Swap contracts	7,833,384	$2,579,241	10,412,625
Total	$6,433,334	$2,579,241	$9,012,575

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$86,126	$4,261	$90,387
Futures contracts	(73,755)	—	(73,755)
Written options	(62,504)	(5,875)	(68,379)
Swap contracts	(2,178,821)	(331,726)	(2,510,547)
Total	$(2,228,954)	$(333,340)	$(2,562,294)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Intermediate Bond Fund 2024 Annual Report

During the year ended May 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$950,292
Written options	589,928
Futures contracts (to buy)	454,541,730
Futures contracts (to sell)	264,824,777
Average Notional Balance
Interest rate swap contracts	$171,632,077
Credit default swap contracts (sell protection)	96,706,292
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
JPMorgan Chase & Co.	$106,517	$(105,275)	$1,242	—	$1,242

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended May 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$43,341	$10,090
Class C	18,491	1,717
Class R	2,372	1,023
Class I	—	391,931
Class IS	—	4,202
Total	$64,204	$408,963
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
For the year ended May 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$449
Class C	46
Class R	61
Class I	7,477
Class IS	8,031
Total	$16,064
6. Distributions to shareholders by class

	Year Ended May 31, 2024	Year Ended May 31, 2023
Net Investment Income:
Class A	$597,188	$136,882
Class C	48,651	28,259
Class R	14,305	11,407
Class I	12,170,024	9,914,653
Class IS	12,966,385	12,488,168
Total	$25,796,553	$22,579,369
7. Capital shares
At May 31, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,004,970	$19,033,546	860,101	$8,259,585
Shares issued on reinvestment	61,950	588,363	14,254	136,882
Shares repurchased	(412,527)	(3,915,607)	(96,965)	(932,042)
Net increase	1,654,393	$15,706,302	777,390	$7,464,425
Class C
Shares sold	134,127	$1,272,507	79,277	$759,270
Shares issued on reinvestment	5,051	47,995	2,938	28,248
Shares repurchased	(84,410)	(799,960)	(48,745)	(469,095)
Net increase	54,768	$520,542	33,470	$318,423
Class R
Shares sold	11,684	$110,515	11,943	$115,347
Shares issued on reinvestment	1,442	13,687	1,140	10,956
Shares repurchased	(7,091)	(67,838)	(36,049)	(350,812)
Net increase (decrease)	6,035	$56,364	(22,966)	$(224,509)

Western Asset Intermediate Bond Fund 2024 Annual Report

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	11,632,206	$110,089,697	8,177,489	$78,836,439
Shares issued on reinvestment	1,205,120	11,427,137	979,394	9,401,905
Shares repurchased	(19,729,497)	(186,694,349)	(10,575,817)	(101,953,464)
Net decrease	(6,892,171)	$(65,177,515)	(1,418,934)	$(13,715,120)
Class IS
Shares sold	8,635,667	$82,221,316	3,502,320	$33,907,698
Shares issued on reinvestment	1,125,785	10,681,550	1,037,048	9,965,248
Shares repurchased	(6,464,474)	(61,636,501)	(19,898,035)	(191,601,276)
Net increase (decrease)	3,296,978	$31,266,365	(15,358,667)	$(147,728,330)
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the year ended May 31, 2024. The following transactions were effected in such companies for the year ended May 31, 2024.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$740,117	—	—	$750,000	750,000
Western Asset Premier Institutional Government Reserves, Premium Shares	390,142	$254,072,483	254,072,483	242,636,408	242,636,408
	$1,130,259	$254,072,483		$243,386,408
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2024
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$40,288	$9,883	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	971,679	—	$11,826,217
	—	$1,011,967	$9,883	$11,826,217
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended May 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$25,796,553	$22,579,369
As of May 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$6,242,502
Deferred capital losses*	(81,127,962)
Other book/tax temporary differences(a)	(626,292)
Unrealized appreciation (depreciation)(b)	(58,133,687)
Total distributable earnings (loss) — net	$(133,645,439)

Western Asset Intermediate Bond Fund 2024 Annual Report

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
11. Recent accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Other matter
The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from
Western Asset Intermediate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

Western Asset Intermediate Bond Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Intermediate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Intermediate Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
July 19, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Intermediate Bond Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$19,669,637
Section 163(j) Interest Earned	§163(j)	$28,286,464
Interest Earned from Federal Obligations	Note (1)	$7,093,631
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Intermediate Bond Fund

Changes In and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Intermediate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

Western Asset Intermediate Bond Fund

As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the one-, three-, five- and ten-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional core plus bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 3-year period ended December 31, 2023 was above the median, that the Fund’s performance for the 10-year period ended December 31, 2023 was slightly above the median and that the Fund’s performance for the 1- and 5-year periods ended December 31, 2023 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1- and 10-year periods and trailed that of its benchmark index for the 3- and 5-year periods. The Board considered the factors
Western Asset Intermediate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core plus bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The

Western Asset Intermediate Bond Fund

foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Intermediate Bond Fund

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Western Asset
Intermediate Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC*
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Formerly known as Legg Mason Partners Fund Advisor, LLC.
Western Asset Intermediate Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Intermediate Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90089-AFSOI 7/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1)	Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 25, 2024